Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying Consolidated Financial Statements and footnotes of the International Business Machines Corporation (IBM or the company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

Within the financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages presented are calculated from the underlying whole-dollar amounts. Certain prior year amounts have been reclassified to conform to the current year presentation. Specifically, revenues and related costs for post-contract support (PCS) provided for perpetual (one-time charge) software licenses were reclassified from Services Revenue to Sales Revenue and Services Cost to Sales Cost within the Consolidated Income Statement. The company reclassified $2.1 billion within revenue and $0.4 billion within cost for each of the years ended December 31, 2018 and 2017. This reclassification had no impact on total revenue, total cost, net income, financial position or cash flows for any periods presented. Other immaterial reclassifications have been annotated where applicable.

On July 9, 2019, the company completed the acquisition of all the outstanding shares of Red Hat, Inc. (Red Hat). Refer to note E, “Acquisitions & Divestitures,” and note N, “Intangible Assets Including Goodwill,” for additional information on the impacts to the consolidated financial results at and for the year ended December 31, 2019.

In the first quarter of 2019, the company made a number of changes to its organizational structure and management system. These changes impacted the company’s reportable segments, but did not impact the company’s Consolidated Financial Statements. Refer to note D, “Segments,” for additional information on the company’s reportable segments. The periods presented in this Annual Report are reported on a comparable basis.

The impact of the Tax Cuts and Jobs Act (U.S. tax reform) resulted in a charge to tax expense of $0.1 billion, $2.0 billion and $5.5 billion, for the years ended December 31, 2019, 2018 and 2017, respectively. Refer to note G, “Taxes,” for additional information.

Noncontrolling interest amounts of $25 million, $17 million and $17 million, net of tax, for the years ended December 31, 2019, 2018 and 2017, respectively, are included as a reduction within other (income) and expense in the Consolidated Income Statement.

Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements include the accounts of IBM and its controlled subsidiaries, which are primarily majority owned. Any noncontrolling interest in the equity of a subsidiary is reported as a component of total equity in the Consolidated Balance Sheet. Net income and losses attributable to the noncontrolling interest is reported as described above in the Consolidated Income Statement. The accounts of variable interest entities (VIEs) are included in the Consolidated Financial Statements, if required. Investments in business entities in which the company does not have control but has the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method and the company’s proportionate share of income or loss is recorded in other (income) and expense. The accounting policy for other investments in equity securities is described within the “Marketable Securities” section of this note. Equity investments in non-publicly traded entities lacking controlling financial interest or significant influence are primarily measured at cost, net of impairment, if any. All intercompany transactions and accounts have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts that are reported in the Consolidated Financial Statements and accompanying disclosures. Estimates are made for the following, among others: revenue, costs to complete service contracts, income taxes, pension assumptions, valuation of assets including goodwill and intangible assets, loss contingencies, allowance for credit losses and other matters. These estimates are based on management’s best knowledge of current events, historical experience, actions that the company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may be different from these estimates.

Revenues

Revenue

Effective January 1, 2018, the company adopted the new accounting standard related to the recognition of revenue in contracts with customers under the modified retrospective transition method. This method was applied to contracts that were not complete as of the date of initial application. The impact related to adopting the new standard was not material. Certain changes resulting from adopting the new standard, such as terminology differences, impacted the company’s description of its significant accounting policies compared to 2017. For further information regarding the adoption of the new standard, see note B, “Accounting Changes,” and note C, “Revenue Recognition.”

The company accounts for a contract with a client when it has written approval, the contract is committed, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration is probable of collection.

Revenue is recognized when, or as, control of a promised product or service transfers to a client, in an amount that reflects the consideration to which the company expects to be entitled in exchange for transferring those products or services. If the consideration promised in a contract includes a variable amount, the company estimates the amount to which it expects to be entitled using either the expected value or most likely amount method. The company’s contracts may include terms that could cause variability in the transaction price, including, for example, rebates, volume discounts, service-level penalties, and performance bonuses or other forms of contingent revenue.

The company only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The company may not be able to reliably estimate contingent revenue in certain long-term arrangements due to uncertainties that are not expected to be resolved for a long period of time or when the company’s experience with similar types of contracts is limited. The company’s arrangements infrequently include contingent revenue. Changes in estimates of variable consideration are included in note C, “Revenue Recognition.”

The company’s standard billing terms are that payment is due upon receipt of invoice, payable within 30 days. Invoices are generally issued as control transfers and/or as services are rendered. Additionally, in determining the transaction price, the company adjusts the promised amount of consideration for the effects of the time value of money if the billing terms are not standard and the timing of payments agreed to by the parties to the contract provide the client or the company with a significant benefit of financing, in which case the contract contains a significant financing component. As a practical expedient, the company does not account for significant financing components if the period between when the company transfers the promised product or service to the client and when the client pays for that product or service will be one year or less. Most arrangements that contain a financing component are financed through the company’s Global Financing business and include explicit financing terms.

The company may include subcontractor services or third-party vendor equipment or software in certain integrated services arrangements. In these types of arrangements, revenue from sales of third-party vendor products or services is recorded net of costs when the company is acting as an agent between the client and the vendor, and gross when the company is the principal for the transaction. To determine whether the company is an agent or principal, the company considers whether it obtains control of the products or services before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether the company has primary responsibility for fulfillment to the client, as well as inventory risk and pricing discretion.

The company recognizes revenue on sales to solution providers, resellers and distributors (herein referred to as resellers) when the reseller has economic substance apart from the company and the reseller is considered the principal for the transaction with the end-user client.

The company reports revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for arrangements with multiple performance obligations and for each major category of revenue.

Arrangements with Multiple Performance Obligations

The company’s global capabilities as a cognitive solutions and cloud platform company include services, software, hardware and related financing. The company enters into revenue arrangements that may consist of any combination of these products and services based on the needs of its clients.

The company continues to develop new products and offerings and continuously reinvent its platforms and delivery methods, including through the use of cloud and as-a-Service models. These are not separate businesses; they are offerings across the segments that address market opportunities in analytics, data, cloud and security. Revenue from these offerings follows the specific revenue recognition policies for arrangements with multiple performance obligations and for each major category of revenue, depending on the type of offering, which are comprised of services, hardware and/or software.

To the extent that a product or service in multiple performance obligation arrangements is subject to other specific accounting guidance, such as leasing guidance, that product or service is accounted for in accordance with such specific guidance. For all other products or services in these arrangements, the company determines if the products or services are distinct and allocates the consideration to each distinct performance obligation on a relative standalone selling price basis.

When products and services are not distinct, the company determines an appropriate measure of progress based on the nature of its overall promise for the single performance obligation. The revenue policies in the Services, Hardware and/or Software sections below are then applied to each performance obligation, as applicable.

Services

The company’s primary services offerings include infrastructure and cloud services, including outsourcing, and other managed services; application management services; global process services (GPS); maintenance and support; and consulting, including the design and development of complex IT systems to a client’s specifications (e.g., design and build). Many of these services can be delivered entirely or partially through cloud or as-a-Service delivery models. The company’s services are provided on a time-and-material basis, as a fixed-price contract or as a fixed-price per measure of output contract and the contract terms range from less than one year to over 10 years.

In services arrangements, the company typically satisfies the performance obligation and recognizes revenue over time. In design and build arrangements, the performance obligation is satisfied over time either because the client controls the asset as it is created (e.g., when the asset is built at the customer site) or because the company’s performance does not create an asset with an alternative use and the company has an enforceable right to payment plus a reasonable profit for performance completed to date. In most other services arrangements, the performance obligation is satisfied over time because the client simultaneously receives and consumes the benefits provided as the company performs the services.

In outsourcing, other managed services, application management, GPS and other cloud-based services arrangements, the company determines whether the services performed during the initial phases of the arrangement, such as setup activities, are distinct. In most cases, the arrangement is a single performance obligation comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). The company applies a measure of progress (typically time-based) to any fixed consideration and allocates variable consideration to the distinct periods of service based on usage. As a result, revenue is generally recognized over the period the services are provided on a usage basis. This results in revenue recognition that corresponds with the value to the client of the services transferred to date relative to the remaining services promised.

Revenue from time-and-material contracts is recognized on an output basis as labor hours are delivered and/or direct expenses are incurred. Revenue from as-a-Service type contracts, such as Infrastructure-as-a-Service, is recognized either on a straight-line basis or on a usage basis, depending on the terms of the arrangement (such as whether the company is standing ready to perform or whether the contract has usage-based metrics). If an as-a-Service contract includes setup activities, those promises in the arrangement are evaluated to determine if they are distinct.

Revenue related to maintenance and support services and extended warranty is recognized on a straight-line basis over the period of performance because the company is standing ready to provide services.

In design and build contracts, revenue is recognized based on progress toward completion of the performance obligation using a cost-to-cost measure of progress. Revenue is recognized based on the labor costs incurred to date as a percentage of the total estimated labor costs to fulfill the contract. Due to the nature of the work performed in these arrangements, the estimation of cost at completion is complex, subject to many variables and requires significant judgment. Key factors reviewed by the company to estimate costs to complete each contract are future labor and product costs and expected productivity efficiencies. Changes in original estimates are reflected in revenue on a cumulative catch-up basis in the period in which the circumstances that gave rise to the revision become known by the company. Refer to note C, “Revenue Recognition,” for the amount of revenue recognized in the reporting period on a cumulative catch-up basis (i.e., from performance obligations satisfied, or partially satisfied, in previous periods).

The company performs ongoing profitability analyses of its design and build services contracts accounted for using a cost-to-cost measure of progress in order to determine whether the latest estimates of revenues, costs and profits require updating. If at any time these estimates indicate that the contract will be unprofitable, the entire estimated loss for the remainder of the contract is recorded immediately. For other types of services contracts, any losses are recorded as incurred.

In some services contracts, the company bills the client prior to recognizing revenue from performing the services. Deferred income of $5,106 million and $5,424 million at December 31, 2019 and 2018, respectively, is included in the Consolidated Balance Sheet. In other services contracts, the company performs the services prior to billing the client. When the company performs services prior to billing the client in design and build contracts, the right to consideration is typically subject to milestone completion or client acceptance and the unbilled accounts receivable is classified as a contract asset. At December 31, 2019 and 2018, contract assets for services contracts of $424 million and $421 million, respectively, are included in prepaid expenses and other current assets in the Consolidated Balance Sheet. The remaining amount of unbilled accounts receivable of $1,071 million and $1,075 million at December 31, 2019 and 2018, respectively, is included in notes and accounts receivable–trade in the Consolidated Balance Sheet.

Billings usually occur in the month after the company performs the services or in accordance with specific contractual provisions.

Hardware

The company’s hardware offerings include the sale or lease of system servers and storage solutions. The capabilities of these products can also be delivered through as-a-Service or cloud delivery models, such as Storage-as-a-Service. The company also offers installation services for its more complex hardware products. Hardware offerings are often sold with distinct maintenance services, described in the Services section above.

Revenue from hardware sales is recognized when control has transferred to the customer which typically occurs when the hardware has been shipped to the client, risk of loss has transferred to the client and the company has a present right to payment for the hardware. In limited circumstances when a hardware sale includes client acceptance provisions, revenue is recognized either when client acceptance has been obtained, client acceptance provisions have lapsed, or the company has objective evidence that the criteria specified in the client acceptance provisions have been satisfied. Revenue from hardware sales-type leases is recognized at the beginning of the lease term. Revenue from rentals and operating leases is recognized on a straight-line basis over the term of the rental or lease.

Revenue from as-a-Service arrangements is recognized either on a straight-line basis or on a usage basis as described in the Services section above. Installation services are accounted for as distinct performance obligations with revenue recognized as the services are performed. Shipping and handling activities that occur after the client has obtained control of a product are accounted for as an activity to fulfill the promise to transfer the product rather than as an additional promised service and, therefore, no revenue is deferred and recognized over the shipping period.

Software

The company’s software offerings include cognitive applications, which contains many of the company’s strategic areas including analytics, data and security; cloud and data platforms, which contains the company’s distributed middleware and data platform software, including Red Hat; transaction processing platforms, which primarily supports mission-critical systems for clients; and, operating systems software, which provides operating systems for IBM Z and Power Systems hardware. These offerings primarily include proprietary software and, in some cases, open source software, and many can be delivered entirely or partially through as-a-Service or cloud delivery models, while others are delivered as on-premise software licenses.

Revenue from proprietary perpetual (one-time charge) license software is recognized at a point in time at the inception of the arrangement when control transfers to the client, if the software license is distinct from the PCS offered by the company. In limited circumstances, when the software requires continuous updates to provide the intended functionality, the software license and PCS are not distinct and revenue for the single performance obligation is recognized over time as the PCS is provided. This is only applicable to certain security software perpetual licenses offered by the company.

Revenue from proprietary term license software is recognized at a point in time for the committed term of the contract (which is typically one month due to client termination rights), unless consideration depends on client usage, in which case revenue is recognized when the usage occurs. Clients may contract to convert their existing IBM term license software into perpetual license software plus PCS. When proprietary term license software is converted to perpetual license software, the consideration becomes fixed with no cancellability and, therefore, revenue for the perpetual license is recognized upon conversion, consistent with the accounting for other perpetual licenses, as described above. PCS revenue is recognized as described below.

The company also has open source software offerings. Since open source software is offered under an open source licensing model and therefore, the license is available for free, the standalone selling price is zero. As such, when the license is sold with PCS or other products and services, no consideration is allocated to the license when it is a distinct performance obligation and therefore no revenue is recognized when control of the license transfers to the client. Revenue is recognized over the PCS period. In certain cases, open source software is bundled with proprietary software and, if the open source software is not considered distinct, the software bundle (e.g., Cloud Pak) is accounted for under a proprietary software model.

Revenue from PCS is recognized over the contract term on a straight-line basis because the company is providing a service of standing ready to provide support, when-and-if needed, and is providing unspecified software upgrades on a when-and-if available basis over the contract term.

Revenue from software hosting or Software-as-a-Service arrangements is recognized either on a straight-line basis or on a usage basis as described in the Services section above. In software hosting arrangements, the rights provided to the client (e.g., ownership of a license, contract termination provisions and the feasibility of the client to operate the software) are considered in determining whether the arrangement includes a license. In arrangements that include a software license, the associated revenue is recognized in accordance with the software license recognition policy above rather than over time as a service.

Financing

Financing income attributable to sales-type leases, direct financing leases and loans is recognized on the accrual basis using the effective interest method. Operating lease income is recognized on a straight-line basis over the term of the lease.

Standalone Selling Price

The company allocates the transaction price to each performance obligation on a relative standalone selling price basis. The standalone selling price (SSP) is the price at which the company would sell a promised product or service separately to a client. In most cases, the company is able to establish SSP based on the observable prices of products or services sold separately in comparable circumstances to similar clients. The company typically establishes SSP ranges for its products and services which are reassessed on a periodic basis or when facts and circumstances change.

In certain instances, the company may not be able to establish a SSP range based on observable prices and the company estimates SSP. The company estimates SSP by considering multiple factors including, but not limited to, overall market conditions, including geographic or regional specific factors, competitive positioning, competitor actions, internal costs, profit objectives and pricing practices. Additionally, in certain circumstances, the company may estimate SSP for a product or service by applying the residual approach. This approach is most commonly used when certain perpetual software licenses are only sold bundled with one year of PCS and a price has not been established for the software. Estimating SSP is a formal process that includes review and approval by the company’s management.

Costs, Warranties, Shipping and Handling

Services Costs

Recurring operating costs for services contracts are recognized as incurred. For fixed-price design and build contracts, the costs of external hardware and software accounted for under the cost-to-cost measure of progress are deferred and recognized based on the labor costs incurred to date (i.e., the measure of progress), as a percentage of the total estimated labor costs to fulfill the contract as control transfers over time for these performance obligations. Certain eligible, nonrecurring costs (i.e., setup costs) incurred in the initial phases of outsourcing contracts and other cloud-based services contracts, including Software-as-a-Service arrangements, are capitalized when the costs relate directly to the contract, the costs generate or enhance resources of the company that will be used in satisfying the performance obligation in the future, and the costs are expected to be recovered. These costs consist of transition and setup costs related to the installation of systems and processes and other deferred fulfillment costs, including, for example, prepaid assets used in services contracts (i.e., prepaid software or prepaid maintenance). Capitalized costs are amortized on a straight-line basis over the expected period of benefit, which includes anticipated contract renewals or extensions, consistent with the transfer to the client of the services to which the asset relates. Additionally, fixed assets associated with these contracts are capitalized and depreciated on a straight-line basis over the expected useful life of the asset. If an asset is contract specific, then the depreciation period is the shorter of the useful life of the asset or the contract term. Amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements are deferred and amortized on a straight-line basis as a reduction of revenue over the expected period of benefit. The company performs periodic reviews to assess the recoverability of deferred contract transition and setup costs. If the carrying amount is deemed not recoverable, an impairment loss is recognized. Refer to note C, “Revenue Recognition,” for the amount of deferred costs to fulfill a contract at December 31, 2019 and 2018.

In situations in which an outsourcing contract is terminated, the terms of the contract may require the client to reimburse the company for the recovery of unbilled accounts receivable, unamortized deferred costs incurred to purchase specific assets utilized in the delivery of services and to pay any additional costs incurred by the company to transition the services.

Software Costs

Costs that are related to the conceptual formulation and design of licensed software programs are expensed as incurred to research, development and engineering expense; costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset. Capitalized amounts are amortized on a straight-line basis over periods ranging up to three years and are recorded in software cost within cost of sales. The company performs periodic reviews to ensure that unamortized program costs remain recoverable from future revenue. Costs to support or service licensed programs are charged to software cost within cost of sales as incurred.

The company capitalizes certain costs that are incurred to purchase or develop internal-use software. Internal-use software programs also include software used by the company to deliver Software-as-a-Service when the client does not receive a license to the software and the company has no substantive plans to market the software externally. Capitalized costs are amortized on a straight-line basis over periods ranging up to three years and are recorded in selling, general and administrative expense or cost of sales, depending on whether the software is used by the company in revenue generating transactions. Additionally, the company may capitalize certain types of implementation costs and amortize them over the term of the arrangement when the company is a customer in a cloud-computing arrangement.

Incremental Costs of Obtaining a Contract

Incremental costs of obtaining a contract (e.g., sales commissions) are capitalized and amortized on a straight-line basis over the expected customer relationship period if the company expects to recover those costs. Prior to January 1, 2018, the company expensed these costs as incurred. The expected customer relationship period is determined based on the average customer relationship period, including expected renewals, for each offering type and ranges from three to six years. Expected renewal periods are only included in the expected customer relationship period if commission amounts paid upon renewal are not commensurate with amounts paid on the initial contract. Incremental costs of obtaining a contract include only those costs the company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The company has determined that certain commissions programs meet the requirements to be capitalized. Some commission programs are not subject to capitalization as the commission expense is paid and recognized as the related revenue is recognized. Additionally, as a practical expedient, the company expenses costs to obtain a contract as incurred if the amortization period would have been a year or less. These costs are included in selling, general and administrative expenses.

Product Warranties

The company offers warranties for its hardware products that generally range up to three years, with the majority being either one or three years. Any cost of standard warranties is accrued when the corresponding revenue is recognized. The company estimates its standard warranty costs to the product based on historical warranty claim experience and estimates of future spending, and applies this estimate to the revenue stream for products under warranty. Estimated future costs for warranties applicable to revenue recognized in the current period are charged to cost of sales. The warranty liability is reviewed quarterly to verify that it properly reflects the remaining obligation based on the anticipated expenditures over the balance of the obligation period. Adjustments are made when actual warranty claim experience differs from estimates. Costs from fixed-price support or maintenance contracts, including extended warranty contracts, are recognized as incurred.

Revenue from extended warranty contracts is initially recorded as deferred income and subsequently recognized on a straight-line basis over the delivery period because the company is providing a service of standing ready to provide services over such term.

Refer to note R, “Commitments & Contingencies,” for additional information.

Shipping and Handling

Costs related to shipping and handling are recognized as incurred and included in cost in the Consolidated Income Statement.

Selling, General and Administrative

Selling, General and Administrative

Selling, general and administrative (SG&A) expense is charged to income as incurred, except for certain sales commissions, which are capitalized and amortized as of January 1, 2018. For further information regarding capitalizing sales commissions, see “Incremental Costs of Obtaining a Contract” above. Expenses of promoting and selling products and services are classified as selling expense and, in addition to sales commissions, include such items as compensation, advertising and travel. General and administrative expense includes such items as compensation, legal costs, office supplies, non-income taxes, insurance and office rental. In addition, general and administrative expense includes other operating items such as an allowance for credit losses, workforce rebalancing charges for contractually obligated payments to employees terminated in the ongoing course of business, acquisition costs related to business combinations, amortization of certain intangible assets and environmental remediation costs.

Advertising and Promotional Expense

Advertising and Promotional Expense

The company expenses advertising and promotional costs as incurred. Cooperative advertising reimbursements from vendors are recorded net of advertising and promotional expense in the period in which the related advertising and promotional expense is incurred. Advertising and promotional expense, which includes media, agency and promotional expense, was $1,647 million, $1,466 million and $1,445 million in 2019, 2018 and 2017, respectively, and is recorded in SG&A expense in the Consolidated Income Statement.

Research, Development and Engineering

Research, Development and Engineering

Research, development and engineering (RD&E) costs are expensed as incurred. Software costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset.

Intellectual Property and Custom Development Income

Intellectual Property and Custom Development Income

The company licenses and sells the rights to certain of its intellectual property (IP) including internally developed patents, trade secrets and technological know-how. Certain IP transactions to third parties are licensing/royalty-based and others are transaction-based sales/other transfers. Income from licensing arrangements is recognized at the inception of the license term if the nature of the company’s promise is to provide a right to use the company’s intellectual property as it exists at that point in time (i.e., the license is functional intellectual property) and control has transferred to the client. Income is recognized over time if the nature of the company’s promise is to provide a right to access the company’s intellectual property throughout the license period (i.e., the license is symbolic intellectual property), such as a trademark license. Licensing arrangements include IP partnerships whereby a business partner licenses source code from the company and becomes responsible for developing, maintaining and enhancing the product. The company retains its customers and go-to-market capability and any royalty cost due to the partner is recognized in cost of sales. The IP partner has the rights to market the product and its derivative works under its own brand and remits royalty to the company on those sales, which are recorded as royalty-based fees. Depending on the nature of the transaction, an IP partnership would be accounted for as a divestiture if the company concludes the transaction meets the definition of a business. Income from royalty-based fee arrangements is recognized at the later of when the subsequent sale or usage occurs or the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). The company also enters into cross-licensing arrangements of patents, and income from these arrangements is recognized when control transfers to the customer. In addition, the company earns income from certain custom development projects with strategic technology partners and specific clients. The company records the income from these projects over time as the company satisfies the performance obligation if the fee is nonrefundable and is not dependent upon the ultimate success of the project.

Other (Income) and Expense

Other (Income) and Expense

Other (income) and expense includes interest income (other than from Global Financing external transactions), gains and losses on certain derivative instruments, gains and losses from securities and other investments, gains and losses from certain real estate transactions, foreign currency transaction gains and losses, gains and losses from the sale of businesses, other than reported as discontinued operations, and amounts related to accretion of asset retirement obligations. Other (income) and expense also includes certain components of retirement-related costs, including interest costs, expected return on plan assets, amortization of prior service costs (credits), curtailments and settlements and other net periodic pension/post-retirement benefit costs.

Business Combinations and Intangible Assets Including Goodwill

Business Combinations and Intangible Assets Including Goodwill

The company accounts for business combinations using the acquisition method and accordingly, the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree are recorded at their acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of net assets, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the company and the acquired assembled workforce, neither of which qualifies as a separately identifiable intangible asset. Goodwill recorded in an acquisition is assigned to applicable reporting units based on expected revenues or expected cash flows. Identifiable intangible assets with finite lives are amortized over their useful lives. Amortization of completed technology is recorded in cost, and amortization of all other intangible assets is recorded in SG&A expense. Acquisition-related costs, including advisory, legal, accounting, valuation and pre-close and other costs, are typically expensed in the periods in which the costs are incurred and are recorded in SG&A expense. The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.

Impairment

Impairment

Long-lived assets, other than goodwill, are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment test is based on undiscounted cash flows and, if impaired, the asset is written down to fair value based on either discounted cash flows or appraised values. Goodwill is tested for impairment at least annually, in the fourth quarter and whenever changes in circumstances indicate an impairment may exist. The goodwill impairment test is performed at the reporting unit level, which is generally at the level of or one level below an operating segment.

Depreciation and Amortization

Depreciation and Amortization

Property, plant and equipment are carried at cost and depreciated over their estimated useful lives using the straight-line method. The estimated useful lives of certain depreciable assets are as follows: buildings, 30 to 50 years; building equipment, 10 to 20 years; land improvements, 20 years; production, engineering, office and other equipment, 2 to 20 years; and information technology equipment, 1.5 to 5 years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term, rarely exceeding 25 years.

As noted within the “Software Costs” section of this note, capitalized software costs are amortized on a straight-line basis over periods ranging up to 3 years. Other intangible assets are amortized over periods between 1 and 20 years.

Environmental

Environmental

The cost of internal environmental protection programs that are preventative in nature are expensed as incurred. When a cleanup program becomes likely, and it is probable that the company will incur cleanup costs and those costs can be reasonably estimated, the company accrues remediation costs for known environmental liabilities.

Asset Retirement Obligations

Asset Retirement Obligations

Asset retirement obligations (ARO) are legal obligations associated with the retirement of long-lived assets and the liability is initially recorded at fair value. The related asset retirement costs are capitalized by increasing the carrying amount of the related assets by the same amount as the liability. Asset retirement costs are subsequently depreciated over the useful lives of the related assets. Subsequent to initial recognition, the company records period-to-period changes in the ARO liability resulting from the passage of time in interest expense and revisions to either the timing or the amount of the original expected cash flows to the related assets.

Defined Benefit Pension and Nonpension Postretirement Benefit Plans, Defined Contribution Plans

Defined Benefit Pension and Nonpension Postretirement Benefit Plans

The funded status of the company’s defined benefit pension plans and nonpension postretirement benefit plans (retirement-related benefit plans) is recognized in the Consolidated Balance Sheet. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at December 31, the measurement date. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (PBO), which represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. For the nonpension postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation (APBO), which represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of assets held in an irrevocable trust fund, held for the sole benefit of participants, which are invested by the trust fund. Overfunded plans, with the fair value of plan assets exceeding the benefit obligation, are aggregated and recorded as a prepaid pension asset equal to this excess. Underfunded plans, with the benefit obligation exceeding the fair value of plan assets, are aggregated and recorded as a retirement and nonpension postretirement benefit obligation equal to this excess.

The current portion of the retirement and nonpension post-retirement benefit obligations represents the actuarial present value of benefits payable in the next 12 months exceeding the fair value of plan assets, measured on a plan-by-plan basis. This obligation is recorded in compensation and benefits in the Consolidated Balance Sheet.

Net periodic pension and nonpension postretirement benefit cost/(income) is recorded in the Consolidated Income Statement and includes service cost, interest cost, expected return on plan assets, amortization of prior service costs/(credits) and (gains)/losses previously recognized as a component of other comprehensive income/(loss) (OCI) and amortization of the net transition asset remaining in accumulated other comprehensive income/(loss) (AOCI). The service cost component of net benefit cost is recorded in Cost, SG&A and RD&E in the Consolidated Income Statement (unless eligible for capitalization) based on the employees’ respective functions. The other components of net benefit cost are presented separately from service cost within other (income) and expense in the Consolidated Income Statement. Refer to note B, “Accounting Changes,” for additional information on the presentation change relating to pension costs beginning on January 1, 2018.

(Gains)/losses and prior service costs/(credits) are recognized as a component of OCI in the Consolidated Statement of Comprehensive Income as they arise. Those (gains)/losses and prior service costs/(credits) are subsequently recognized as a component of net periodic cost/(income) pursuant to the recognition and amortization provisions of applicable accounting guidance. (Gains)/losses arise as a result of differences between actual experience and assumptions or as a result of changes in actuarial assumptions. Prior service costs/(credits) represent the cost of benefit changes attributable to prior service granted in plan amendments.

The measurement of benefit obligations and net periodic cost/(income) is based on estimates and assumptions approved by the company’s management. These valuations reflect the terms of the plans and use participant-specific information such as compensation, age and years of service, as well as certain assumptions, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates.

Defined Contribution Plans

The company’s contribution for defined contribution plans is recorded when the employee renders service to the company. The charge is recorded in Cost, SG&A and RD&E in the Consolidated Income Statement based on the employees’ respective functions.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation represents the cost related to stock-based awards granted to employees. The company measures stock-based compensation cost at the grant date, based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the employee requisite service period. The company grants its employees Restricted Stock Units (RSUs), including Retention Restricted Stock Units (RRSUs); Performance Share Units (PSUs); and periodically grants stock options. RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests, typically over a one- to five-year period. PSUs are stock awards where the number of shares ultimately received by the employee depends on the company’s performance against specified targets and typically vest over a three-year period. Over the performance period, the number of shares that will be issued is adjusted based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets. Dividend equivalents are not paid on the stock awards described above. The fair value of the awards is determined and fixed on the grant date based on the company’s stock price, adjusted for the exclusion of dividend equivalents where applicable and for PSUs assumes that performance targets will be achieved. The company estimates the fair value of stock options using a Black-Scholes valuation model. Stock-based compensation cost is recorded in Cost, SG&A, and RD&E in the Consolidated Income Statement based on the employees’ respective functions.

The company records deferred tax assets for awards that result in deductions on the company’s income tax returns, based on the amount of compensation cost recognized and the relevant statutory tax rates. The differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the income tax return are recorded as a benefit or expense to the provision for income taxes in the Consolidated Income Statement.

Income Taxes

Income Taxes

Income tax expense is based on reported income before income taxes. Deferred income taxes reflect the tax effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws. Valuation allowances are recognized to reduce deferred tax assets to the amount that will more likely than not be realized. In assessing the need for a valuation allowance, management considers all available evidence for each jurisdiction including past operating results, estimates of future taxable income and the feasibility of ongoing tax planning strategies/actions. When the company changes its determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to income tax expense in the period in which such determination is made.

The company recognizes additional tax liabilities when the company believes that certain positions may not be fully sustained upon review by tax authorities. Benefits from tax positions are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The noncurrent portion of tax liabilities is included in other liabilities in the Consolidated Balance Sheet. To the extent that new information becomes available which causes the company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

U.S. tax reform introduced Global Intangible Low-Taxed Income (GILTI), which subjects a U.S. shareholder to current tax on income earned by certain foreign subsidiaries. Beginning in 2018, the company elected to include GILTI in measuring deferred taxes.

Translation of Non-U.S. Currency Amounts

Translation of Non-U.S. Currency Amounts

Assets and liabilities of non-U.S. subsidiaries that have a local functional currency are translated to U.S. dollars at year-end exchange rates. Translation adjustments are recorded in OCI. Income and expense items are translated at weighted-average rates of exchange prevailing during the year.

Inventory, property, plant and equipment—net and other non-monetary assets and liabilities of non-U.S. subsidiaries and branches that operate in U.S. dollars are translated at the approximate exchange rates prevailing when the company acquired the assets or liabilities. All other assets and liabilities denominated in a currency other than U.S. dollars are translated at year-end exchange rates with the transaction gain or loss recognized in other (income) and expense. Income and expense items are translated at the weighted-average rates of exchange prevailing during the year. These translation gains and losses are included in net income for the period in which exchange rates change.

Derivative Financial Instruments

Derivative Financial Instruments

The company uses derivative financial instruments primarily to manage foreign currency and interest rate risk, and to a lesser extent, equity and credit risk. The company does not use derivative financial instruments for trading or speculative purposes. Derivatives that qualify for hedge accounting can be designated as either cash flow hedges, net investment hedges, or fair value hedges. The company may enter into derivative contracts that economically hedge certain of its risks, even when hedge accounting does not apply, or the company elects not to apply hedge accounting.

Derivatives are recognized in the Consolidated Balance Sheet at fair value on a gross basis as either assets or liabilities and classified as current or noncurrent based upon whether the maturity of the instrument is less than or greater than 12 months.

Changes in the fair value of derivatives designated as a cash flow hedge are recorded, net of applicable taxes, in OCI and subsequently reclassified into the same income statement line as the hedged exposure when the underlying hedged item is recognized in earnings. Effectiveness for net investment hedging derivatives is measured on a spot-to-spot basis. Changes in the fair value of highly effective net investment hedging derivatives and other non-derivative financial instruments designated as net investment hedges are recorded as foreign currency translation adjustments in AOCI. Changes in the fair value of the portion of a net investment hedging derivative excluded from the assessment of effectiveness are recorded in interest expense and cost of financing. Changes in the fair value of interest rate derivatives designated as a fair value hedge and the offsetting changes in the fair value of the underlying hedged exposure are recorded in interest expense and cost of financing. Changes in the fair value of derivatives not designated as hedges are reported in earnings primarily in other (income) and expense. See note T, “Derivative Financial Instruments,” for further information.

The cash flows associated with derivatives designated as fair value and cash flow hedges are reported in cash flows from operating activities in the Consolidated Statement of Cash Flows. Cash flows from derivatives designated as net investment hedges and derivatives not designated as hedges are reported in cash flows from investing activities in the Consolidated Statement of Cash Flows. Cash flows from derivatives designated as hedges of foreign currency denominated debt directly associated with the settlement of the principal are reported in payments to settle debt in cash flows from financing activities in the Consolidated Statement of Cash Flows.

Financial Instruments and Fair Value Measurement

Financial Instruments

In determining the fair value of its financial instruments, the company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. See note I, “Financial Assets & Liabilities,” for further information. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The company classifies certain assets and liabilities based on the following fair value hierarchy:

●	Level 1–Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date;
●	Level 2–Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
●	Level 3–Unobservable inputs for the asset or liability.

When available, the company uses unadjusted quoted market prices in active markets to measure the fair value and classifies such items as Level 1. If quoted market prices are not available, fair value is based upon internally developed models that use current market-based or independently sourced market parameters such as interest rates and currency rates. Items valued using internally generated models are classified according to the lowest level input or value driver that is significant to the valuation.

The determination of fair value considers various factors including interest rate yield curves and time value underlying the financial instruments. For derivatives and debt securities, the company uses a discounted cash flow analysis using discount rates commensurate with the duration of the instrument.

In determining the fair value of financial instruments, the company considers certain market valuation adjustments to the “base valuations” calculated using the methodologies described below for several parameters that market participants would consider in determining fair value:

●	Counterparty credit risk adjustments are applied to financial instruments, taking into account the actual credit risk of a counterparty as observed in the credit default swap market to determine the true fair value of such an instrument.
●	Credit risk adjustments are applied to reflect the company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the company’s own credit risk as observed in the credit default swap market.

Certain assets that are measured at fair value on a recurring basis can be subject to nonrecurring fair value measurements. These assets include available-for-sale debt securities that are deemed to be other-than-temporarily impaired. In the event of an other-than-temporary impairment of a debt security, fair value is measured using a model described above.

Certain nonfinancial assets such as property, plant and equipment, land, goodwill and intangible assets are also subject to nonrecurring fair value measurements if they are deemed to be impaired. The impairment models used for nonfinancial assets depend on the type of asset. There were no material impairments of nonfinancial assets for the years ended December 31, 2019, 2018 and 2017.

Cash Equivalents	Cash Equivalents All highly liquid investments with maturities of three months or less at the date of purchase are considered to be cash equivalents.
Marketable Securities

Marketable Securities

Effective January 1, 2018, with the adoption of the new FASB guidance on recognition, measurement, presentation and disclosure of financial instruments, the company measures equity investments at fair value with changes recognized in net income.

Debt securities included in current assets represent securities that are expected to be realized in cash within one year of the balance sheet date. Long-term debt securities and alliance equity securities are included in investments and sundry assets. Debt securities are considered available for sale and are reported at fair value with unrealized gains and losses, net of applicable taxes, in OCI. The realized gains and losses on available-for-sale debt securities are included in other (income) and expense in the Consolidated Income Statement. Realized gains and losses are calculated based on the specific identification method.

In determining whether an other-than-temporary decline in market value has occurred, the company considers the duration that, and extent to which, the fair value of the investment is below its cost, the financial condition and near-term prospects of the issuer or underlying collateral of a security; and the company’s intent and ability to retain the security in order to allow for an anticipated recovery in fair value. Other-than-temporary declines in fair value from amortized cost for available-for-sale debt securities that the company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis are charged to other (income) and expense in the period in which the loss occurs. For debt securities that the company has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in other (income) and expense, while the remaining loss is recognized in OCI.

Inventory	Inventory Raw materials, work in process and finished goods are stated at the lower of average cost or net realizable value.
Notes and Accounts Receivable-Trade and Contract Assets

Notes and Accounts Receivable—Trade and Contract Assets

The company classifies the right to consideration in exchange for products or services transferred to a client as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The majority of the company’s contract assets represent unbilled amounts related to design and build services contracts when the cost-to-cost method of revenue recognition is utilized, revenue recognized exceeds the amount billed to the client, and the right to consideration is subject to milestone completion or client acceptance. Contract assets are generally classified as current and are recorded on a net basis with deferred income (i.e., contract liabilities) at the contract level.

Factored Receivables

Factored Receivables

The company enters into various factoring agreements with third-party financial institutions to sell certain of its receivables (includes notes and accounts receivable–trade, financing receivables and other accounts receivables) under nonrecourse agreements. Accounts receivable sales arrangements are utilized in the normal course of business as part of the company’s cash and liquidity management. Facilities primarily in the U.S., Canada and several countries in Europe enable the company to sell certain accounts receivable, without recourse, to third parties in order to manage credit, collection, concentration and currency risk.

These transactions are accounted for as a reduction in receivables and are considered sold when accounting criteria for a sale is met. The proceeds from these arrangements are reflected as cash provided by operating activities in the Consolidated Statement of Cash Flows.

The gross amounts factored (the gross proceeds) under these programs (primarily relating to notes and accounts receivable–trade) for the year ended December 31, 2019 were $2.1 billion compared to $2.2 billion for the year ended December 31, 2018. Within the accounts receivables sold and derecognized from the Consolidated Balance Sheet, $0.5 billion and $0.9 billion remained uncollected from customers at December 31, 2019 and 2018, respectively. The fees and the net gains and losses associated with the transfer of receivables were not material for any of the periods presented.

Financing Receivables

Financing Receivables

Financing receivables include sales-type leases, direct financing leases, commercial financing receivables and client loan and installment payment receivables (loans). Leases are accounted for in accordance with lease accounting standards. Loan receivables, which are generally unsecured, are primarily for software and services. Loans are financial assets which are recorded at amortized cost, which approximates fair value. Commercial financing receivables are carried at amortized cost, which approximates fair value. These receivables are for working capital financing to suppliers, distributors and resellers of IBM and OEM IT products and services.

Allowance for Credit Losses and Other Credit-Related Policies

Allowance for Credit Losses

Receivables are recorded concurrent with billing and shipment of a product and/or delivery of a service to customers. A reasonable estimate of probable credit losses on the value of customer receivables is recognized by establishing an allowance for credit losses. An allowance for contract assets, if needed, and uncollectible trade receivables is estimated based on a combination of write-off history, aging analysis and any specific, known troubled accounts.

The company determines its allowances for credit losses on financing receivables based on two portfolio segments: lease receivables and loan receivables. The company further segments the portfolio into three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific.

When calculating the allowances, the company considers its ability to mitigate a potential loss by repossessing leased equipment and by considering the current fair market value of any other collateral. The value of the equipment is the net realizable value. The allowance for credit losses for sales-type and direct financing leases, installment payment plan receivables and customer loans includes an assessment of the entire balance of the lease or loan, including amounts not yet due. The methodologies that the company uses to calculate its receivables reserves, which are applied consistently to its different portfolios, are as follows:

Individually Evaluated–The company reviews all financing receivables considered at risk quarterly, and performs an analysis based upon current information available about the client, such as financial statements, news reports, published credit ratings, current market-implied credit analysis, as well as the current economic environment, collateral net of repossession cost and prior collection history. For loans that are collateral dependent, impairment is measured using the fair value of the collateral when foreclosure is probable. Using this information, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve.

Collectively Evaluated–The company records an unallocated reserve that is calculated by applying a reserve rate to its different portfolios, excluding accounts that have been individually evaluated and specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history. Factors that could result in actual receivable losses that are materially different from the estimated reserve include significant changes in the economy, or a sudden change in the economic health of a significant client in the company’s receivables portfolio.

Other Credit-Related Policies

Past Due–The company views receivables as past due when payment has not been received after 90 days, measured from the original billing date.

Non-Accrual–Non-accrual assets include those receivables (impaired loans or nonperforming leases) with specific reserves and other accounts for which it is likely that the company will be unable to collect all amounts due according to original terms of the lease or loan agreement. Interest income recognition is discontinued on these receivables. Cash collections are first applied as a reduction to principal outstanding. Any cash received in excess of principal payments outstanding is recognized as interest income. Receivables may be removed from non-accrual status, if appropriate, based upon changes in client circumstances, such as a sustained history of payments.

Impaired Loans–The company evaluates all financing receivables considered at-risk, including loans, for impairment on a quarterly basis. The company considers any receivable with an individually evaluated reserve as an impaired loan. Depending on the level of impairment, loans will also be placed on non-accrual status as appropriate. Client loans are primarily for software and services and are unsecured. These receivables are subjected to credit analysis to evaluate the associated risk and, when appropriate, actions are taken to mitigate risks in these agreements which include covenants to protect against credit deterioration during the life of the obligation.

Write-Off–Receivable losses are charged against the allowance in the period in which the receivable is deemed uncollectible. Subsequent recoveries, if any, are credited to the allowance. Write-offs of receivables and associated reserves occur to the extent that the customer is no longer in operation and/or, there is no reasonable expectation of additional collections or repossession.

Leases

Leases

The company conducts business as both a lessee and a lessor. In its ordinary course of business, the company enters into leases as a lessee for property, plant and equipment. The company is also the lessor of certain equipment, mainly through its Global Financing segment.

When procuring goods or services, or upon entering into a contract with its clients, the company determines whether an arrangement contains a lease at its inception. As part of that evaluation, the company considers whether there is an implicitly or explicitly identified asset in the arrangement and whether the company, as the lessee, or the client, if the company is the lessor, has the right to control the use of that asset.

Accounting for Leases as a Lessee

Accounting for Leases as a Lessee

Effective January 1, 2019, when the company is the lessee, all leases with a term of more than 12 months are recognized as right-of-use (ROU) assets and associated lease liabilities in the Consolidated Balance Sheet. The lease liabilities are measured at the lease commencement date and determined using the present value of the lease payments not yet paid and the company’s incremental borrowing rate, which approximates the rate at which the company would borrow on a secured basis in the country where the lease was executed. The interest rate implicit in the lease is generally not determinable in transactions where the company is the lessee. The ROU asset equals the lease liability adjusted for any initial direct costs (IDCs), prepaid rent and lease incentives. The company’s variable lease payments generally relate to payments tied to various indexes, non-lease components and payments above a contractual minimum fixed amount.

Operating leases are included in operating right-of-use assets – net, current operating lease liabilities and operating lease liabilities in the Consolidated Balance Sheet. Finance leases are included in property, plant and equipment, short-term debt and long-term debt in the Consolidated Balance Sheet. The lease term includes options to extend or terminate the lease when it is reasonably certain that the company will exercise that option.

The company made a policy election to not recognize leases with a lease term of 12 months or less in the Consolidated Balance Sheet.

For all asset classes, the company has elected the lessee practical expedient to combine lease and non-lease components (e.g., maintenance services) and account for the combined unit as a single lease component. A significant portion of the company’s lease portfolio is real estate, which are mainly accounted for as operating leases, and are primarily used for corporate offices and data centers. The average term of the real estate leases is approximately five years. The company also has equipment leases, such as IT equipment and vehicles, which have lease terms that range from two to five years. For certain of these operating and finance leases, the company applies a portfolio approach to account for the lease assets and lease liabilities.

Accounting for Leases as a Lessor

Accounting for Leases as a Lessor

The company typically enters into leases as an alternative means of realizing value from equipment that it would otherwise sell. Assets under lease include new and used IBM equipment and certain OEM products. IBM equipment generally consists of IBM Z, Power Systems and Storage Systems products.

Lease payments due to IBM are typically fixed and paid in equal installments over the lease term. The majority of the company’s leases do not contain variable payments that are dependent on an index or a rate. Variable lease payments that do not depend on an index or a rate (e.g., property taxes), that are paid directly by the company and are reimbursed by the client, are recorded as revenue, along with the related cost, in the period in which collection of these payments is probable. Payments that are made directly by the client to a third party, including certain property taxes and insurance, are not considered part of variable payments and therefore are not recorded by the company. The company has made a policy election to exclude from consideration in contracts all collections from sales and other similar taxes.

The company’s payment terms for leases are typically unconditional. Therefore, in an instance when the client requests to terminate the lease prior to the end of the lease term, the client would typically be required to pay the remaining lease payments in full. At the end of the lease term, the company allows the client to either return the equipment, purchase the equipment at the then-current fair market value or at a pre-stated purchase price or renew the lease based on mutually agreed upon terms.

When lease arrangements include multiple performance obligations, the company allocates the consideration in the contract between the lease components and the non-lease components on a relative standalone selling price basis.

Sales-Type and Direct Financing Leases

For sales-type or direct financing lease, the carrying amount of the asset is derecognized from inventory and a net investment in the lease is recorded. For a sales-type lease, the net investment in the lease is measured at commencement date as the sum of the lease receivable and the estimated residual value of the equipment less unearned income and allowance for credit losses. Any selling profit or loss arising from a sales-type lease is recorded at lease commencement. Selling profit or loss is presented on a gross basis when the company enters into a lease to realize value from a product that it would otherwise sell in its ordinary course of business, whereas in transactions where the company enters into a lease for the purpose of generating revenue by providing financing, the selling profit or loss is presented on a net basis. Under a sales-type lease, initial direct costs are expensed at lease commencement. Over the term of the lease, the company recognizes finance income on the net investment in the lease and any variable lease payments, which are not included in the net investment in the lease.

For a direct financing lease, the net investment in the lease is measured similarly to a sales-type lease, however, the net investment in the lease is reduced by any selling profit. In a direct financing lease, the selling profit and initial direct costs are deferred at commencement and recognized over the lease term. The company rarely enters into direct financing leases.

The estimated residual value represents the estimated fair value of the equipment under lease at the end of the lease. Estimating residual value is a risk unique to financing activities, and management of this risk is dependent upon the ability to accurately project future equipment values. The company has insight into product plans and cycles for both the IBM and OEM IT products under lease. The company estimates the future fair value of leased equipment by using historical models, analyzing the current market for new and used equipment and obtaining forward-looking product information such as marketing plans and technology innovations.

The company optimizes the recovery of residual values by extending lease arrangements with, or selling leased equipment to existing clients. The company has historically managed residual value risk both through insight into its own product cycles and monitoring of OEM IT product announcements. The company periodically reassesses the realizable value of its lease residual values. Anticipated decreases in specific future residual values that are considered to be other-than-temporary are recognized immediately upon identification and are recorded as an adjustment to the residual value estimate. For sales-type and direct financing leases, this reduction lowers the recorded net investment and is recognized as a loss charged to finance income in the period in which the estimate is changed, as well as an adjustment to unearned income to reduce future-period financing income.

Operating Leases

Equipment provided to clients under an operating lease is carried at cost within property, plant and equipment in the Consolidated Balance Sheet and depreciated over the lease term using the straight-line method, generally ranging from one to four years. The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term.

At commencement of an operating lease, IDCs are deferred. As lease payments are made, the company records sales revenue over the lease term. IDCs are amortized over the lease term on the same basis as lease income is recorded.

Assets under operating leases are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment test is based on undiscounted cash flows, and, if impaired, the asset is written down to fair value based on either discounted cash flows or appraised values.

Common Stock

Common Stock

Common stock refers to the $.20 par value per share capital stock as designated in the company’s Certificate of Incorporation. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

Earnings Per Share of Common Stock

Earnings Per Share of Common Stock

Earnings per share (EPS) is computed using the two-class method, which determines EPS for each class of common stock and participating securities according to dividends and dividend equivalents and their respective participation rights in undistributed earnings. Basic EPS of common stock is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted EPS of common stock is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock awards, convertible notes and stock options.

Accounting Changes

New Standards to be Implemented

Simplifying the Accounting for Income Taxes

Standard/Description–Issuance date: December 2019. This guidance simplifies various aspects of income tax accounting by removing certain exceptions to the general principle of the guidance and also clarifies and amends existing guidance to improve consistency in application.

Effective Date and Adoption Considerations–The guidance is effective January 1, 2021 and early adoption is permitted.

Effect on Financial Statements or Other Significant Matters–The company is evaluating the impact of the guidance and adoption date.

Simplifying the Test for Goodwill Impairment

Standard/Description–Issuance date: January 2017. This guidance simplifies the goodwill impairment test by removing Step 2. It also requires disclosure of any reporting units that have zero or negative carrying amounts if they have goodwill allocated to them.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2020 and early adoption was permitted. The company adopted the guidance on a prospective basis as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance is not expected to have a material impact in the consolidated financial results.

Financial Instruments–Credit Losses

Standard/Description–Issuance date: June 2016, with amendments in 2018 and 2019. This changes guidance for credit impairment based on an expected loss model rather than an incurred loss model. It requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. It also expands the scope of financial instruments subject to impairment, including off-balance sheet commitments and residual value.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2020 with one-year early adoption permitted. The company adopted the guidance as of the effective date, using the transition option whereby prior comparative periods will not be retrospectively presented in the Consolidated Financial Statements.

Effect on Financial Statements or Other Significant Matters–The company has completed its changes to policy, processes, systems and controls. This included the assessment of data availability and presentation necessary to meet the disclosure requirements of the guidance beginning in the first quarter of 2020. At January 1, 2020, an increase in the allowance for credit losses of approximately $15 million and $35 million was recorded for accounts receivable–trade and financing receivables, respectively. The company also recorded an allowance for credit losses of approximately $30 million in other liabilities for its off-balance sheet commitments. Additionally, net deferred taxes were reduced by $15 million in the Consolidated Balance Sheet, resulting in a cumulative-effect net decrease to retained earnings of $65 million.

Standards Implemented

Disclosure Requirements Changes for Fair Value Measurements and Defined Benefit Plans

Standard/Description–Issuance date: August 2018. This guidance changes the disclosure requirements for fair value measurements and defined benefit plans.

Effective Date and Adoption Considerations–The guidance is effective for each of the topics on January 1, 2020 and December 31, 2020, respectively, with early adoption of certain provisions permitted. The company adopted the provision in the fair value guidance that removed the Level 1/Level 2 transfer disclosures in the third quarter of 2018 and the remaining provisions of the guidance are not applicable. The company adopted changes to the disclosure requirements for defined benefit plans in the fourth quarter of 2019.

Effect on Financial Statements or Other Significant Matters–As the guidance is a change to disclosures only, it did not have a material impact in the consolidated financial results.

Leases

Standard/Description–Issuance date: February 2016, with amendments in 2018 and 2019. This guidance requires lessees to recognize ROU assets and lease liabilities for most leases in the Consolidated Balance Sheet. For lessors, it also eliminates the use of third-party residual value guarantee (RVG) insurance in the lease classification test, and overall aligns with revenue recognition guidance. Due to changes in lease termination guidance, when equipment is returned to the company prior to the end of the lease term, the carrying amounts of lease receivables will be reclassified to loan receivables. The guidance also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases.

Effective Date and Adoption Considerations–The company adopted the guidance on its effective date of January 1, 2019, using the transition option whereby prior comparative periods were not retrospectively presented in the Consolidated Financial Statements. The company elected the package of practical expedients not to reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs and the lessee practical expedient to combine lease and non-lease components for all asset classes. The company made a policy election to not recognize ROU assets and lease liabilities for short-term leases for all asset classes.

Effect on Financial Statements or Other Significant Matters–The guidance had a material impact on the Consolidated Balance Sheet as of the effective date. As a lessee, at adoption, the company recognized operating and financing ROU assets of $4.8 billion and $0.2 billion, respectively, and operating and financing lease liabilities of $5.1 billion and $0.2 billion, respectively. The transition adjustment recognized in retained earnings on January 1, 2019 was not material. The removal of third-party RVG insurance in the lease classification test did not have a material impact in the consolidated financial results. At December 31, 2019, lease receivables of $386 million were reclassified to loan receivables. Refer to note M, “Leases,” for additional information, including further discussion on the impact of adoption.

Cloud Computing Implementation Costs

Standard/Description–Issuance date: August 2018. This guidance relates to a customer’s accounting for implementation costs incurred in cloud-computing arrangements that are hosted by a vendor. Certain types of implementation costs should be capitalized and amortized over the term of the hosting arrangement.

Effective Date and Adoption Considerations–The guidance is effective January 1, 2020 and early adoption is permitted. The company adopted the guidance on January 1, 2019 on a prospective basis.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Reclassification of Certain Tax Effects from AOCI

Standard/Description–Issuance date: February 2018. In accordance with its accounting policy, the company releases income tax effects from AOCI once the reason the tax effects were established cease to exist (e.g., when available-for-sale debt securities are sold or if a pension plan is liquidated). This guidance allows for the reclassification of stranded tax effects as a result of the change in tax rates from U.S. tax reform to be recorded upon adoption of the guidance rather than at the actual cessation date.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2019 with early adoption permitted. The company adopted the guidance effective January 1, 2018 and elected not to reclassify prior periods.

Effect on Financial Statements or Other Significant Matters–At adoption on January 1, 2018, $2.4 billion was reclassified from AOCI to retained earnings, primarily comprised of amounts relating to retirement-related benefit plans.

Hedge Accounting

Standard/Description–Issuance date: August 2017. This guidance simplifies the application of hedge accounting in certain areas, better portrays the economic results of an entity’s risk management activities in its financial statements and makes targeted improvements to presentation and disclosure requirements.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2019 with early adoption permitted. The company adopted the guidance as of January 1, 2018.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

Standard/Description–Issuance date: March 2017. This guidance impacts the presentation of net periodic pension and postretirement benefit costs (net benefit cost). The service cost component of net benefit cost continues to be presented within cost, SG&A expense and RD&E expense in the Consolidated Income Statement, unless eligible for capitalization. The other components of net benefit cost are presented separately from service cost within other (income) and expense in the Consolidated Income Statement.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2018 with early adoption permitted. The company adopted the guidance as of the effective date. This presentation change was applied retrospectively upon adoption.

Effect on Financial Statements or Other Significant Matters–The guidance is primarily a change in financial statement presentation and did not have a material impact in the consolidated financial results.

Financial Instruments–Recognition and Measurement

Standard/Description–Issuance date: January 2016. This guidance addresses aspects of recognition, measurement, presentation and disclosure of financial instruments. It requires certain equity investments to be measured at fair value with changes recognized in net income. The amendment also simplifies the impairment test of equity investments that lack readily determinable fair value.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2018 and early adoption was not permitted except for limited provisions. The company adopted the guidance on the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Revenue Recognition–Contracts with Customers

Standard/Description–Issuance date: May 2014 with amendments in 2015 and 2016. Revenue recognition depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires specific disclosures relating to revenue recognition.

Effective Date and Adoption Considerations–The company adopted the guidance on its effective date of January 1, 2018 using the modified retrospective transition method.

Effect on Financial Statements or Other Significant Matters–At adoption, $557 million was reclassified from notes and accounts receivable-trade and deferred income-current to prepaid expenses and other current assets to establish the opening balance for net contract assets. In-scope sales commission costs previously recorded in the Consolidated Income Statement were capitalized in deferred costs in the amount of $737 million. Deferred income of $29 million was recorded for certain software licenses that will be recognized over time versus at point in time under previous guidance. Additionally, net deferred taxes were reduced by $184 million in the Consolidated Balance Sheet, resulting in a cumulative-effect net increase to retained earnings of $524 million. In the fourth quarter of 2018, the company recognized an additional impact to net deferred taxes and retained earnings of $56 million, resulting in a total net increase to retained earnings of $580 million. The decrease to net deferred taxes was the result of the company’s election to include GILTI in measuring deferred taxes. The revenue guidance did not have a material impact in the company’s consolidated financial results. Refer to note C, “Revenue Recognition,” for additional information.

Share-Based Payments

Standard/Description–Issuance date: March 2016. This guidance changed the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification in the Consolidated Statement of Cash Flows. Additional guidance was issued in May 2017 and June 2018, which relates to the accounting for modifications of share-based payment awards and accounting for share-based payments issued to non-employees, respectively.

Effective Date and Adoption Considerations–The initial guidance was effective and adopted by the company on January 1, 2017. The company adopted the guidance for modifications in the second quarter of 2017, and guidance for non-employees’ payments in the second quarter of 2018.

Effect on Financial Statements or Other Significant Matters–The initial guidance did not have a material impact on the Consolidated Balance Sheet. The company continues to estimate forfeitures in conjunction with measuring stock-based compensation cost. The guidance also requires cash payments on behalf of employees for shares directly withheld for taxes to be presented as financing outflows in the Consolidated Statement of Cash Flows. The guidance for modifications and non-employees’ payments had no impact in the consolidated financial results.

Remaining Performance Obligations

Remaining Performance Obligations

The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustments for revenue that has not materialized and adjustments for currency.

Segments

The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Segment Revenue and Pre-tax Income

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems that are used by Global Technology Services in outsourcing arrangements are primarily sourced internally from the Systems segment, and software is primarily sourced internally through the Cloud & Cognitive Software and Systems segments. For providing IT services that are used internally, Global Technology Services and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. They enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment and software used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company and have been recast for the prior-year periods due to the company’s January 2019 segment changes. Performance measurement is based on pre-tax income from continuing operations. These results are used, in part, by the chief operating decision maker, both in evaluating the performance of, and in allocating resources to, each of the segments.

Segment Assets and Other Items

To ensure the efficient use of the company’s space and equipment, several segments may share leased or owned plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table below. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Depreciation expense and capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on page 33, as well as the income from investment in cash and marketable securities.

Acquisitions

Acquisitions

The company accounts for business combinations using the acquisition method, and accordingly, the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree are recorded at their acquisition date fair values. Significant judgments and use of estimates are required when performing valuations. For example, the company uses judgments when estimating the fair value of intangible assets using a discounted cash flow model, which involves the use of significant estimates and assumptions with respect to revenue growth rates, the customer attrition rate and discount rates.

Purchase price consideration for all acquisitions was paid primarily in cash. All acquisitions, except otherwise stated were for 100 percent of the acquired business and are reported in the Consolidated Statement of Cash Flows, net of acquired cash and cash equivalents.

Financial Assets and Liabilities Not Measured At Fair Value

Financial Assets and Liabilities Not Measured at Fair Value

Short-Term Receivables and Payables

Notes and other accounts receivable and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt and including short-term finance lease liabilities) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt which would be classified as Level 2.

Loans and Long-Term Receivables

Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2019 and 2018, the difference between the carrying amount and estimated fair value for loans and long-term receivables was immaterial. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

Long-Term Debt

Fair value of publicly-traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt (including long-term finance lease liabilities) for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value. The carrying amount of long-term debt was $54,102 million and $35,605 million, and the estimated fair value was $58,431 million and $36,599 million at December 31, 2019 and 2018, respectively. If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.

Cash Payments Lease Costs	Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities
Commitments	The company has applied the guidance requiring a guarantor to disclose certain types of guarantees, even if the likelihood of requiring the guarantor’s performance is remote.
Contingencies

The company records a provision with respect to a claim, suit, investigation or proceeding when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Any recorded liabilities, including any changes to such liabilities for the years ended December 31, 2019, 2018 and 2017 were not material to the Consolidated Financial Statements.

In accordance with the relevant accounting guidance, the company provides disclosures of matters for which the likelihood of material loss is at least reasonably possible. In addition, the company also discloses matters based on its consideration of other matters and qualitative factors, including the experience of other companies in the industry, and investor, customer and employee relations considerations.

With respect to certain of the claims, suits, investigations and proceedings discussed herein, the company believes at this time that the likelihood of any material loss is remote, given, for example, the procedural status, court rulings, and/or the strength of the company’s defenses in those matters. With respect to the remaining claims, suits, investigations and proceedings discussed in this note, except as specifically discussed herein, the company is unable to provide estimates of reasonably possible losses or range of losses, including losses in excess of amounts accrued, if any, for the following reasons. Claims, suits, investigations and proceedings are inherently uncertain, and it is not possible to predict the ultimate outcome of these matters. It is the company’s experience that damage amounts claimed in litigation against it are unreliable and unrelated to possible outcomes, and as such are not meaningful indicators of the company’s potential liability. Further, the company is unable to provide such an estimate due to a number of other factors with respect to these claims, suits, investigations and proceedings, including considerations of the procedural status of the matter in question, the presence of complex or novel legal theories, and/or the ongoing discovery and development of information important to the matters. The company reviews claims, suits, investigations and proceedings at least quarterly, and decisions are made with respect to recording or adjusting provisions and disclosing reasonably possible losses or range of losses (individually or in the aggregate), to reflect the impact and status of settlement discussions, discovery, procedural and substantive rulings, reviews by counsel and other information pertinent to a particular matter.

Derivative Financial Instruments

The company operates in multiple functional currencies and is a significant lender and borrower in the global markets. In the normal course of business, the company is exposed to the impact of interest rate changes and foreign currency fluctuations, and to a lesser extent equity and commodity price changes and client credit risk. The company limits these risks by following established risk management policies and procedures, including the use of derivatives, and, where cost effective, financing with debt in the currencies in which assets are denominated. For interest rate exposures, derivatives are used to better align rate movements between the interest rates associated with the company’s lease and other financial assets and the interest rates associated with its financing debt. Derivatives are also used to manage the related cost of debt. For foreign currency exposures, derivatives are used to better manage the cash flow volatility arising from foreign exchange rate fluctuations.

Offsetting Derivatives	In the Consolidated Balance Sheet, the company does not offset derivative assets against liabilities in master netting arrangements nor does it offset receivables or payables recognized upon payment or receipt of cash collateral against the fair values of the related derivative instruments.
Derivatives, Methods of Accounting, Hedge Effectiveness
(3)	The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.